UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON,  D.C.  20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2010

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):     [ ] is a restatement.
                                     [ ] adds new entries.

Institutional Investment Manager Filing this Report:

Name:                            Crestwood Capital Management, L.P.
Address:                         599 Lexington Avenue, 39th Floor
                                 New York, NY  10022

Form 13F File Number: 28-13559

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and com-plete, and that it is understood that all required items, statements, sched-ules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael R. Kuchler
Title:    Chief Operating Officer
Phone:    212-612-3040

Signature, Place, and Date of Signing

Michael R. Kuchler                New York, NY              November 12, 2010
-------------------               ------------             ------------------
[Signature]                       [City, State]                  [Date]

Report Type (Check only one.):
[X]  13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT.

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       42

Form 13F Information Table Value Total:  299,650
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

13F REPORT:  (9/30/10) CRESTWOOD CAPITAL MANAGEMENT, LP

                                                       VALUE x  SHRS OR    SH /  PUT / INVESTMENT    OTHER   VOTING AUTHORITY
            ISSUER                 TYPE        CUSIP    1000    PRN AMT    PRN   CALL  DISCRETION  MANAGERS    SOLE   SHARED   NONE
 ----------------------------- -------------- -------- -------- --------    ---   ---- ----------   --------  ------- ------   ----
AUTONAVI HOLDINGS LTD               ADR      05330F106     4648    265600   SH            SOLE       NONE      265600
AMERICAN TOWER CORP            COMMON STOCK  029912201    23682    462000   SH            SOLE       NONE      462000
ABERCROMBIE & FITCH CO         COMMON STOCK  002896207     5190    132000   SH            SOLE       NONE      132000
AIR PRODUCTS & CHEMICALS INC   COMMON STOCK  009158106     3280     39600   SH            SOLE       NONE       39600
COGENT COMMUNICATIONS GROUP    COMMON STOCK  19239V302      833     88000   SH            SOLE       NONE       88000
LDK SOLAR CO LTD                CONVERTIBLE  50183LAB3     3703   3800000  PRN            SOLE       NONE     3800000
NII HOLDINGS INC                CONVERTIBLE  62913FAJ1     9312   9600000  PRN            SOLE       NONE     9600000
SUNTECH POWER HLDGS CO          CONVERTIBLE  86800CAE4     6124   7100000  PRN            SOLE       NONE     7100000
COINSTAR INC                   COMMON STOCK  19259P300     4492    104500   SH            SOLE       NONE      104500
CTRIP.COM INTERNATIONAL             ADR      22943F100     7880    165030   SH            SOLE       NONE      165030
SMARTHEAT INC                  COMMON STOCK  83172F104      275     44000   SH            SOLE       NONE       44000
HHGREGG INC                    COMMON STOCK  42833L108    16069    649000   SH            SOLE       NONE      649000
HURON CONSULTING GROUP INC     COMMON STOCK  447462102      962     43755   SH            SOLE       NONE       43755
L-1 IDENTITY SOLUTIONS INC     COMMON STOCK  50212A106     6452    550000   SH            SOLE       NONE      550000
INFORMATION SERVICES GR        COMMON STOCK  45675Y104      985    550000   SH            SOLE       NONE      550000
INFORMATION SERVICES GR           WARRANT    45675Y112        2    750000   SH            SOLE       NONE      750000
MASTERCARD INC                 COMMON STOCK  57636Q104     8624     38500   SH            SOLE       NONE       38500
MOODY'S CORP                   COMMON STOCK  615369105    11129    445500   SH            SOLE       NONE      445500
MEDIAMIND TECHOLOGIES INC      COMMON STOCK  58449C100     2405    174300   SH            SOLE       NONE      174300
MCGRAW-HILL COMPANIES INC      COMMON STOCK  580645109    13455    407000   SH            SOLE       NONE      407000
MSCI INC                       COMMON STOCK  55354G100    21719    654000   SH            SOLE       NONE      654000
NII HOLDINGS INC               COMMON STOCK  62913F201     2487     60500   SH            SOLE       NONE       60500
OMNICARE INC                   COMMON STOCK  681904108     1672     70000   SH            SOLE       NONE       70000
O'REILLY AUTOMOTIVE INC        COMMON STOCK  686091109     8778    165000   SH            SOLE       NONE      165000
QUANTA SERVICES INC            COMMON STOCK  74762E102     2099    110000   SH            SOLE       NONE      110000
RESEARCH IN MOTION             COMMON STOCK  760975102     2678     55000   SH            SOLE       NONE       55000
SBA COMMUNICATIONS CORP        COMMON STOCK  78388J106     5763    143000   SH            SOLE       NONE      143000
SCHWAB (CHARLES) CORP          COMMON STOCK  808513105     5810    418000   SH            SOLE       NONE      418000
SINA CORP                      COMMON STOCK  G81477104     8902    176000   SH            SOLE       NONE      176000
RENESOLA LTD                        ADR      75971T103     6875    550000   SH            SOLE       NONE      550000
SPIRIT AEROSYSTEMS HOLD        COMMON STOCK  848574109     7892    396000   SH            SOLE       NONE      396000
SUNPOWER CORP                  COMMON STOCK  867652307      549     39600   SH            SOLE       NONE       39600
SAVVIS INC                     COMMON STOCK  805423308    19246    913000   SH            SOLE       NONE      913000
TRANSDIGM GROUP INC            COMMON STOCK  893641100    10580    170500   SH            SOLE       NONE      170500
TRIUMPH GROUP INC              COMMON STOCK  896818101    11054    148200   SH            SOLE       NONE      148200
TELEKOMUNIK INDONESIA               ADR      715684106     7721    187000   SH            SOLE       NONE      187000
TRACTOR SUPPLY COMPANY         COMMON STOCK  892356106     3926     99000   SH            SOLE       NONE       99000
TRINA SOLAR LTD                     ADR      89628E104    11318    375000   SH            SOLE       NONE      375000
URBAN OUTFITTERS INC           COMMON STOCK  917047102     6225    198000   SH            SOLE       NONE      198000
VISTAPRINT NV                  COMMON STOCK  N93540107     4677    121000   SH            SOLE       NONE      121000
VERISK ANALYTICS INC           COMMON STOCK  92345Y106     6470    231000   SH            SOLE       NONE      231000
WELLPOINT INC                  COMMON STOCK  94973V107    13707    242000   SH            SOLE       NONE      242000